Other non-financial assets, non-current	12 Months Ended
Mar. 31, 2020
Other non-financial assets, non-current
Other non-financial assets, non-current

24.  Other non-financial assets, non-current

	March 31,
	2019	2020
Fair value adjustment—financial assets	30,696	—
Restricted asset	224,218	223,618
Total	254,914	223,618
Non-current	254,914	223,618
Current	—	—
Total	254,914	223,618

Fair value adjustment-financial assets represents unamortised portion of the difference between the fair value of the financial assets (security deposit) on initial recognition and the amount paid.

Restricted asset include INR 189,267 (March 31, 2019: 189,267)  in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India, INR 8,468 (March 31, 2019: 8,468) in respect of refund claim application with the service tax authorities, INR 25,000 (March 31, 2019: INR 25,000) paid in relation to an investigation initiated by Directorate General of Central Excise Intelligence (DGCEI) for certain service tax matters in India and INR 883 (March 31, 2019: 1,483) in respect of amount paid under protest to Goods and Services Tax (GST) department. The service tax and GST amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.